Income Tax (Benefits) Expenses	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAX (BENEFITS) EXPENSES
12.	INCOME TAX (BENEFITS) EXPENSES

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiary of the Group in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for years presented. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%. According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deduction has been increased from 50% of the qualified research and development expenses to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).

Withholding tax on undistributed dividends

Under the CIT Law and its implementation rules, the profits of a foreign-invested enterprise arising in 2008 and thereafter that are distributed to its immediate holding company outside the PRC are subject to withholding tax at a rate of 10%. A lower withholding tax rate will be applied if there is a beneficial tax treaty between the PRC and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be eligible, with approval of the PRC local tax authority, to be subject to a 5% withholding tax rate under the Arrangement Between the PRC and the Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital if such holding company is considered to be a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign-invested enterprise distributing the dividends. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to withholding tax at a rate of 10%. Aggregate undistributed earnings of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2017 and 2018 are approximately RMB95,658 and RMB282,130, respectively. The Company does not intend to have any of its subsidiaries located in PRC distribute any undistributed earnings of such subsidiaries in the foreseeable future, but rather expects that such earnings will be reinvested by such subsidiaries for their PRC operations. Accordingly, no withholding tax was recorded as of December 31, 2017 and 2018.

Composition of income tax expense

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive (loss) income are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	—	15,519	26,247
Deferred tax benefit	(2,247)	(801)	(2,186)
Income tax (benefits) expenses	(2,247)	14,718	24,061

12.	INCOME TAX (BENEFITS) EXPENSES (Continued)

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income from operations in the PRC	13,546	106,868	93,910
Income (loss) from overseas entities	466	1,090	(4,499)
Income before income tax	14,012	107,958	89,411

Tax expense at PRC enterprise income tax rate of 25%	3,503	26,990	22,353
Income tax on tax holiday(1)	(1,414)	(10,989)	(9,632)
Tax effect of permanence differences(2)	(1,187)	(2,640)	(7,871)
Effect of income tax rate change(3)	3,179	—	—
Change in valuation allowance(4)	(7,756)	760	602
Effect of share-based compensation	1,587	873	17,492
Effect of income tax in jurisdictions other than the PRC	(159)	(276)	1,117
Income tax (benefits) expenses	(2,247)	14,718	24,061

(1)

The income tax reversals resulting from the preferential income tax rates that Foshan Viomi was entitled to as an HNTE is included in the “Income tax on tax holidays” in the table above. The favorable 15% tax rate will be eligible for three years starting from 2016.

(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)	Effect of income tax rate change represents the effect due to the change in the applicable tax rate in calculating deferred income tax as a result of Foshan Viomi’s qualification of HNTE in 2016.
(4)

As of December 31, 2015, the Group provided full valuation allowance for the deferred tax assets as it has incurred net accumulated operating losses for income tax purposes since its inception. The Group believed that it is more likely than not that these net accumulated operating losses and other deferred tax assets will not be utilized in the near future. For the years ended December 31, 2016, 2017 and 2018, Foshan Viomi reported taxable profit and the Group believes that it is more likely than not that the deferred tax assets of Foshan Viomi will be utilized in the future. Therefore, valuation allowances related to deferred tax assets of Foshan Viomi have been released in 2016. Valuation allowance for the years ended December 31, 2017 and 2018 are related to the deferred tax assets of certain group entities which reported loss. The Group believed that it is more likely than not that these the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

The per share effect of the tax holidays are as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net income per share effect – basic	0.12	0.53	0.22
Net income per share effect – diluted	0.12	0.41	0.20

12.	INCOME TAX (BENEFITS) EXPENSES (Continued)

Deferred tax assets and deferred tax liabilities

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Inventory write downs	541	421
Accrued expenses and others	2,485	4,616
Deferred income	22	191
Net operating loss carry forwards	952	1,560
Total deferred tax assets	4,000	6,788
Less: valuation allowance	(952)	(1,554)
Deferred tax assets, net	3,048	5,234

Movement of valuation allowance

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	7,948	192	952
Provided	190	760	602
Reversals	(7,946)	—	—
Balance at end of the year	192	952	1,554

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2017 and 2018, the Group did not have any significant unrecognized uncertain tax positions.

According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years and can be extended to five years under special circumstances.